VANGUARD®

VARIABLE ANNUITY

Issued by

MONUMENTAL LIFE INSURANCE COMPANY

Supplement dated October 8, 2010

to the

Prospectus dated May 1, 2010

The following portfolio manager change has been made to the Vanguard Variable Annuity:

Fund	Previous Manager	New Manager
Growth Portfolio	AllianceBernstein L.P. and William Blair & Company, L.L.C	Wellington Management Company, LLC; Delaware Management Company and William Blair & Company, L.L.C.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Vanguard® Variable Annuity dated May 1, 2010